RELATED PARTIES	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
RELATED PARTIES	RELATED PARTIES
Pembina enters into transactions with related parties in the normal course of business and all transactions are measured at their exchange amount, unless otherwise noted. Pembina provides management and operational oversight services, on a fixed fee and cost recovery basis, to certain equity accounted investees. Pembina also contracts for services and capacity from certain of its equity accounted investees, advances funds to support operations and provides letters of credit, including financial guarantees.
A summary of the significant related party transactions and balances are as follows:

For the years ended December 31 ($ millions)	2023	2022
Services provided(1)
PGI	272	106
Aux Sable	132	104
Alliance	15	16
Cedar LNG	12	7
Veresen Midstream	—	35
Other(2)	2	1
Total services provided	433	269
Services received
PGI	12	11
Alliance	12	12
Other(2)	—	3
Total services received	24	26

As at December 31 ($ millions)	2023	2022
Advances to related parties(3)	—	22
Trade receivables and other(4)	36	42
Trade payables and other(5)	1	150
(1)    Services provided by Pembina include payments made by Pembina on behalf of related parties.
(2) Other includes transactions with CKPC, Grand Valley, and ACG (for 2023 only). Excluded are amounts recorded on the transfer of assets and liabilities as part of the dissolution of CKPC.
(3)    During the year ended December 31, 2023, Pembina settled an advance due from Ruby for U.S. $14 million and Fort Corp repaid advances of $4 million.
(4)    As at December 31, 2023, trade receivables and other includes $33 million due from PGI (2022: $41 million).
(5)    As at December 31, 2022, trade payables and other included U.S. $102 million related to the Ruby Settlement Agreement with Ruby, which was settled in January 2023.
Key Management Personnel and Director Compensation
Key management consists of Pembina's directors and certain key officers.
Compensation
In addition to short-term employee benefits, including salaries, director fees and short-term incentives, Pembina also provides key management personnel with share-based compensation, contributes to post employment pension plans and provides car allowances, parking and business club memberships.
Key management personnel compensation comprised:

For the years ended December 31
($ millions)	2023	2022
Short-term employee benefits	16	12
Share-based compensation and other(1)	13	34
Total compensation of key management	29	46
(1)    Includes termination benefits.
Transactions
Key management personnel and directors of Pembina control less than one percent of the voting common shares of Pembina (consistent with the prior year). Certain directors and key management personnel also hold Pembina preferred shares. Dividend payments received for the common and preferred shares held are commensurate with other non-related holders of those instruments.
Certain officers are subject to employment agreements in the event of termination without just cause or change of control.
Post-Employment Benefit Plans
Pembina has significant influence over the pension plans for the benefit of their respective employees. No balance payable is outstanding at December 31, 2023 (2022: nil).

($ millions)		Transaction Value Years Ended December 31
Post-employment benefit plan	Transaction	2023	2022
Defined benefit plan	Funding	17	15